AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.6%
Information Technology – 23.4%
Electronic Equipment, Instruments & Components – 3.6%
Allegro MicroSystems, Inc.(a)	23,201	$506,942
Littelfuse, Inc.	2,327	462,352
Novanta, Inc.(a)	6,442	745,017

		1,714,311

IT Services – 4.4%
BigCommerce Holdings, Inc.(a)	38,930	576,164
DigitalOcean Holdings, Inc.(a)	14,190	513,252
Flywire Corp.(a)	21,614	496,257
Shift4 Payments, Inc. - Class A(a)	11,652	519,796

		2,105,469

Semiconductors & Semiconductor Equipment – 5.4%
Lattice Semiconductor Corp.(a)	11,530	567,391
MACOM Technology Solutions Holdings, Inc.(a)	14,288	739,976
Onto Innovation, Inc.(a)	6,684	428,110
Silicon Laboratories, Inc.(a)	5,048	623,125
Synaptics, Inc.(a)	2,245	222,278

		2,580,880

Software – 10.0%
Blackline, Inc.(a)	9,590	574,441
Braze, Inc. - Class A(a)	14,218	495,213
Elastic NV(a)	7,610	545,941
Enfusion, Inc. - Class A(a)	18,771	231,634
Five9, Inc.(a)	7,580	568,348
Manhattan Associates, Inc.(a)	6,021	800,974
Monday.com Ltd.(a)	4,276	484,642
Rapid7, Inc.(a)	3,922	168,254
Smartsheet, Inc. - Class A(a)	15,206	522,478
Varonis Systems, Inc.(a)	15,155	401,911

		4,793,836

		11,194,496

Health Care – 21.6%
Biotechnology – 9.6%
ADC Therapeutics SA(a)	13,130	63,287
Arrowhead Pharmaceuticals, Inc.(a)	10,459	345,670
Ascendis Pharma A/S (ADR)(a)	2,815	290,677
Blueprint Medicines Corp.(a)	6,280	413,789
Coherus Biosciences, Inc.(a)	26,658	256,183
Erasca, Inc.(a) (b)	18,070	140,946
Insmed, Inc.(a)	16,539	356,250
Intellia Therapeutics, Inc.(a)	6,102	341,468
IVERIC bio, Inc.(a)	16,990	304,801
Karuna Therapeutics, Inc.(a)	2,330	524,087

Company	Shares	U.S. $ Value

Legend Biotech Corp. (ADR)(a)	6,304	$257,203
Recursion Pharmaceuticals, Inc. - Class A(a) (b)	22,597	240,432
Relay Therapeutics, Inc.(a)	9,843	220,188
Ultragenyx Pharmaceutical, Inc.(a)	4,978	206,139
Vir Biotechnology, Inc.(a)	9,559	184,297
Y-mAbs Therapeutics, Inc.(a)	15,754	227,173
Zentalis Pharmaceuticals, Inc.(a)	9,867	213,719

		4,586,309

Health Care Equipment & Supplies – 7.0%
AtriCure, Inc.(a)	17,114	669,157
iRhythm Technologies, Inc.(a)	5,524	692,047
Lantheus Holdings, Inc.(a)	11,480	807,388
Silk Road Medical, Inc.(a)	14,286	642,870
Treace Medical Concepts, Inc.(a)	25,352	559,519

		3,370,981

Health Care Providers & Services – 3.0%
Inari Medical, Inc.(a)	9,202	668,433
R1 RCM, Inc.(a)	40,162	744,202

		1,412,635

Life Sciences Tools & Services – 1.0%
Repligen Corp.(a)	2,595	485,551

Pharmaceuticals – 1.0%
Intra-Cellular Therapies, Inc.(a)	9,860	458,786

		10,314,262

Industrials – 16.6%
Aerospace & Defense – 4.0%
Axon Enterprise, Inc.(a)	6,313	730,730
Curtiss-Wright Corp.	4,650	647,094
Hexcel Corp.	10,200	527,544

		1,905,368

Building Products – 1.0%
Armstrong World Industries, Inc.	6,070	480,926

Commercial Services & Supplies – 1.4%
Tetra Tech, Inc.	5,222	671,184

Machinery – 3.9%
ITT, Inc.	9,035	590,347
John Bean Technologies Corp.	7,640	657,040
Middleby Corp. (The)(a)	4,785	613,293

		1,860,680

Professional Services – 2.0%
FTI Consulting, Inc.(a)	790	130,911
Insperity, Inc.	8,241	841,323

		972,234

Company	Shares	U.S. $ Value

Road & Rail – 1.6%
Saia, Inc.(a)	4,106	$780,140

Trading Companies & Distributors – 2.7%
Herc Holdings, Inc.	7,483	777,334
SiteOne Landscape Supply, Inc.(a)	4,813	501,226

		1,278,560

		7,949,092

Consumer Discretionary – 15.0%
Auto Components – 1.4%
Fox Factory Holding Corp.(a)	8,231	650,907

Diversified Consumer Services – 0.8%
European Wax Center, Inc. - Class A	21,306	393,096

Hotels, Restaurants & Leisure – 5.4%
Hilton Grand Vacations, Inc.(a)	22,588	742,919
Life Time Group Holdings, Inc.(a) (b)	37,667	367,253
Planet Fitness, Inc. - Class A(a)	11,263	649,425
Texas Roadhouse, Inc.	9,660	842,932

		2,602,529

Household Durables – 1.9%
Lovesac Co. (The)(a)	11,551	235,409
Skyline Champion Corp.(a)	12,985	686,517

		921,926

Multiline Retail – 1.6%
Driven Brands Holdings, Inc.(a)	26,642	745,443

Specialty Retail – 3.9%
Five Below, Inc.(a)	2,687	369,919
Floor & Decor Holdings, Inc. - Class A(a)	4,692	329,660
Lithia Motors, Inc.	2,525	541,739
National Vision Holdings, Inc.(a)	18,643	608,694

		1,850,012

		7,163,913

Financials – 9.7%
Banks – 1.9%
First Financial Bankshares, Inc.	21,101	882,655

Capital Markets – 4.2%
Houlihan Lokey, Inc.	8,671	653,620
P10, Inc. - Class A	22,451	236,184
StepStone Group, Inc. - Class A	23,176	568,044
Stifel Financial Corp.	10,964	569,141

		2,026,989

Insurance – 3.6%
Palomar Holdings, Inc.(a)	5,790	484,739
Ryan Specialty Holdings, Inc.(a)	18,570	754,313
Trupanion, Inc.(a) (b)	8,379	497,964

		1,737,016

		4,646,660

Company	Shares	U.S. $ Value

Energy – 7.2%
Energy Equipment & Services – 2.9%
ChampionX Corp.	38,788	$759,081
Helmerich & Payne, Inc.	16,480	609,266

		1,368,347

Oil, Gas & Consumable Fuels – 4.3%
DTE Midstream LLC(a)	7,940	412,006
Magnolia Oil & Gas Corp. - Class A	36,695	726,928
Matador Resources Co.	18,753	917,397

		2,056,331

		3,424,678

Consumer Staples – 3.1%
Food & Staples Retailing – 2.7%
Chefs’ Warehouse, Inc. (The)(a)	21,901	634,472
Grocery Outlet Holding Corp.(a)	19,670	654,814

		1,289,286

Food Products – 0.4%
Vital Farms, Inc.(a)	18,349	219,638

		1,508,924

Materials – 1.0%
Chemicals – 1.0%
Element Solutions, Inc.	29,021	472,172

Total Common Stocks (cost $50,103,937)		46,674,197

SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(c) (d) (e) (cost $1,633,775)	1,633,775	1,633,775

Total Investments Before Security Lending Collateral for Securities Loaned – 101.0% (cost $51,737,712)		48,307,972

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(c) (d) (e) (cost $210,633)	210,633	210,633

U.S. $ Value

Total Investments – 101.4% (cost $51,948,345)(f)	$48,518,605
Other assets less liabilities – (1.4)%	(671,929)

Net Assets – 100.0%	$47,846,676

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,797,917 and gross unrealized depreciation of investments was $(8,227,657), resulting in net unrealized depreciation of $(3,429,740).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$46,674,197	$—	$—	$46,674,197
Short-Term Investments	1,633,775	—	—	1,633,775
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	210,633	—	—	210,633

Total Investments in Securities	48,518,605	—	—	48,518,605
Other Financial Instruments(b)	—	—	—	—

Total	$48,518,605	$—	$—	$48,518,605

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2022 is as follows:

Portfolio	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$540	$14,974	$13,880	$1,634	$11
Government Money Market Portfolio*	0	5,774	5,563	211	2
Total	$540	$20,748	$19,443	$1,845	$13

*	Investments of cash collateral for securities lending transactions.